Condensed Consolidated Statements of Shareholders' Equity (Deficiency) - USD ($)	Ordinary share	Additional Paid-in capital	Deferred Share Compensation	Deficit	Statutory reserves	Accumulated other comprehensive income	Total
BALANCE at Jun. 30, 2018	$ 5,489	$ 48,360,368	$ (2,825,000)	$ (49,642,916)	$ 6,248,092	$ 7,556,175	$ 9,702,208
BALANCE, Shares at Jun. 30, 2018	5,488,649
Sale of ordinary shares	$ 96	449,904					450,000
Sale of ordinary shares, shares	95,977
Stock compensation expense			1,412,500				1,412,500
Net loss				(3,071,713)			(3,071,713)
Foreign currency translation loss						(394,719)	(394,719)
BALANCE at Dec. 31, 2018	$ 5,585	48,810,272	(1,412,500)	(52,714,629)	6,248,092	7,161,456	8,098,276
BALANCE, shares at Dec. 31, 2018	5,584,626
BALANCE at Jun. 30, 2019	$ 7,175	54,237,082	(3,161,200)	(64,031,446)	6,248,092	7,221,095	520,798
BALANCE, Shares at Jun. 30, 2019	7,174,626
Ordinary shares issued for debt conversion	$ 276	389,294					389,570
Ordinary shares issued for debt conversion, shares	276,290
Stock compensation expense			1,829,067				1,829,067
Ordinary shares issued for services	$ 400	1,399,600	(1,400,000)
Ordinary shares issued for services, shares	400,000
Net loss				(7,502,040)			(7,502,040)
Foreign currency translation loss						(72,421)	(72,421)
BALANCE at Dec. 31, 2019	$ 7,851	$ 56,025,976	$ (2,732,133)	$ (71,533,486)	$ 6,248,092	$ 7,148,674	$ (4,835,026)
BALANCE, shares at Dec. 31, 2019	7,850,916